Trade and Bills Receivables - Summary of Trade and Bills Receivables (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of financial assets [Line Items]
Bills receivable	¥ 6,819,440	$ 1,077,423	¥ 6,816,088
Joint Ventures [Member]
Disclosure of financial assets [Line Items]
Bills receivable	69,816	11,030	45,000
Other related parties [Member]
Disclosure of financial assets [Line Items]
Bills receivable	¥ 23,832	$ 3,765	¥ 3,968